Income taxes - Additional Information (Detail) - USD ($)	4 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Line Items]
Income tax expense benefit domestic	$ 0	$ 0	$ 0
Income tax expense benefit foreign	0	0	0
Unrecognised tax benefits	0	0	0
Deferred tax assets increase decrease in valuation allowance	$ 200,000	$ 2,300,000	$ 4,800,000
Net operating loss description		In general, an ownership change, as defined by Section 382, results from transactions increasing the ownership of 5-percent shareholders in the stock of a corporation by more than 50 percentage points over a three-year period.
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Operating carry forwards description of the expiry period	Certain state net operating loss carryforwards begin to expire in 2038.	Certain state net operating loss carryforwards begin to expire in 2038.	Certain state net operating loss carryforwards begin to expire in 2038.
Domestic And Foreign [Member]
Income Tax Disclosure [Line Items]
Operating carry forwards description of the expiry period	The U.K. and U.S. federal net operating loss carryforwards have no expiration.	The U.K. and U.S. federal net operating loss carryforwards have no expiration.	The U.K. and U.S. federal net operating loss carryforwards have no expiration.